UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21529

The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust

Semiannual Report

June 30, 2011

Mario J. Gabelli, CFA

To Our Shareholders,

For the six months ended June 30, 2011, the net asset value (“NAV”) total return of The Gabelli Utility & Income Trust (the “Fund”) was 8.76%, compared with the return of the Standard & Poor’s (“S&P”) 500 Utilities Index increase of 9.06%. The total return for the Fund’s publicly traded shares was 5.92%. On June 30, 2011, the Fund’s NAV per share was $21.66, while the price of the publicly traded shares closed at $20.89 on the NYSE Amex.

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	Quarter	Year to Date	1 Year	3 Year	5 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	2.98%	8.76%	27.52%	4.27%	6.37%	8.14%
Investment Total Return (c)	4.68	5.92	19.46	7.08	9.59	7.44
S&P 500 Utilities Index	6.14	9.06	23.86	(2.04)	4.79	9.27
Lipper Utility Fund Average	4.59	10.20	29.98	0.17	5.91	10.27
S&P 500 Index	0.10	6.02	30.69	3.34	2.94	4.44
(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2011:

Energy and Utilities: Integrated	42.9%
Telecommunications	13.3%
Energy and Utilities: Natural Gas Integrated	7.2%
Cable and Satellite	6.5%
Energy and Utilities: Electric Transmission and Distribution	5.7%
Energy and Utilities: Natural Gas Utilities	4.3%
Energy and Utilities: Water	3.5%
Wireless Communications	2.8%
Energy and Utilities: Oil	2.7%
Specialty Chemicals	2.3%
Entertainment	1.6%
Aerospace	1.4%
U.S. Government Obligations	1.4%

Machinery	0.8%
Diversified Industrial	0.6%
Energy and Utilities: Services	0.6%
Environmental Services	0.5%
Independent Power Producers and Energy Traders	0.5%
Metals and Mining	0.4%
Real Estate	0.3%
Transportation	0.3%
Energy and Utilities: Alternative Energy	0.2%
Business Services	0.1%
Building and Construction	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commision the (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Shareholder Meeting – May 16, 2011 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 16, 2011 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common shareholders elected Anthony J. Colavita and Salvatore J. Zizza as Trustees of the Fund. A total of 2,890,845 votes and 2,717,860 votes were cast in favor of these Trustees and a total of 28,029 votes and 201,014 votes were withheld for these Trustees, respectively.

James P. Conn, Mario d’Urso, Vincent D. Enright, Michael J. Melarkey, and Salvatore M. Salibello continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

Shares			Cost	Market Value

		COMMON STOCKS — 98.3%
		ENERGY AND UTILITIES — 68.7%
		Energy and Utilities: Alternative Energy — 0.2%
		U.S. Companies
7,000		Ormat Technologies Inc.	$246,346	$154,070

		Energy and Utilities: Electric Transmission and Distribution — 5.7%
		Non U.S. Companies
5,000	(a)	Algonquin Power & Utilities Corp.	24,119	29,602
1,000		Capital Power Income LP	19,701	19,700
8,775		National Grid plc, ADR	401,681	433,748
3,500		Red Electrica Corporacion SA	168,047	211,270
		U.S. Companies
4,000		CH Energy Group Inc.	178,779	213,040
2,000		Consolidated Edison Inc.	86,603	106,480
42,000		NSTAR	996,518	1,931,160
38,000		Pepco Holdings Inc.	720,883	745,940
1,666		UIL Holdings Corp.	53,364	53,895

			2,649,695	3,744,835

		Energy and Utilities: Integrated — 42.9%
		Non U.S. Companies
150,000		A2A SpA	276,010	233,620
6,500		Areva SA†	269,785	242,390
9,000		Chubu Electric Power Co. Inc.	190,737	175,517
152,000		Datang International Power Generation Co. Ltd., Cl. H	59,610	51,567
2,700		E.ON AG	177,041	76,684
9,000		E.ON AG, ADR	209,576	255,960
9,760		EDP - Energias de Portugal SA, ADR	262,599	345,797
10,000		Electric Power Development Co. Ltd.	252,321	270,170
6,000		Emera Inc.	163,066	196,651
10,000		Endesa SA	256,647	332,956
68,400		Enel SpA	434,924	446,755
29,000		Enersis SA, ADR	172,657	669,900
140,000		Hera SpA	297,864	296,412
10,000		Hokkaido Electric Power Co. Inc.	171,210	166,077
10,000		Hokuriku Electric Power Co.	165,392	190,547
14,000		Huaneng Power International Inc., ADR	421,063	298,480
80,047		Iberdrola SA	412,350	712,388
11,000		Iberdrola SA, ADR	535,276	393,140
3,000		International Power plc	25,732	15,489
28,000		Korea Electric Power Corp., ADR†	324,467	371,560
10,000		Kyushu Electric Power Co. Inc.	178,959	179,740
10,000		Shikoku Electric Power Co. Inc.	171,759	226,694
10,000		The Chugoku Electric Power Co. Inc.	170,328	172,909

Shares		Cost	Market Value

16,000	The Kansai Electric Power Co. Inc.	$284,747	$317,993
10,000	The Tokyo Electric Power Co. Inc.	177,945	40,494
10,000	Tohoku Electric Power Co. Inc.	164,025	144,215
5,072	Verbund AG	229,314	220,656

	U.S. Companies
2,000	ALLETE Inc.	71,269	82,080
20,000	Ameren Corp.	829,795	576,800
30,000	American Electric Power Co. Inc.	943,467	1,130,400
1,500	Avista Corp.	27,915	38,535
7,000	Black Hills Corp.	193,684	210,630
500	Cleco Corp.	9,790	17,425
500	CMS Energy Corp.	4,875	9,845
10,000	Dominion Resources Inc.	406,566	482,700
50,000	DPL Inc.	1,356,035	1,508,000
38,000	Duke Energy Corp.	535,087	715,540
4,000	El Paso Electric Co.	77,953	129,200
1,334	FirstEnergy Corp.	47,829	58,896
44,000	Great Plains Energy Inc.	1,049,446	912,120
22,000	Hawaiian Electric Industries Inc.	541,164	529,320
29,500	Integrys Energy Group Inc.	1,408,474	1,529,280
14,000	MGE Energy Inc.	456,448	567,420
14,000	NextEra Energy Inc.	654,896	804,440
45,000	NiSource Inc.	908,189	911,250
12,000	NorthWestern Corp.	355,769	397,320
19,500	OGE Energy Corp.	481,891	981,240
10,000	Otter Tail Corp.	271,063	211,000
1,000	PG&E Corp.	33,930	42,030
16,000	Pinnacle West Capital Corp.	650,094	713,280
4,200	PPL Corp.	117,280	116,886
31,000	Progress Energy Inc.	1,324,875	1,488,310
32,000	Public Service Enterprise Group Inc.	1,065,920	1,044,480
18,000	SCANA Corp.	646,320	708,660
45,000	Southern Co.	1,322,848	1,817,100
1,000	TECO Energy Inc.	15,970	18,890
30,000	The AES Corp.†	272,995	382,200
2,000	The Empire District Electric Co.	41,522	38,520
14,000	UniSource Energy Corp.	344,632	522,620
15,000	Vectren Corp.	360,570	417,900
40,000	Westar Energy Inc.	841,089	1,076,400
10,000	Wisconsin Energy Corp.	171,276	313,500
40,000	Xcel Energy Inc.	676,944	972,000

		24,973,274	28,520,978

	Energy and Utilities: Natural Gas Integrated — 7.2%
	Non U.S. Companies
80,000	Snam Rete Gas SpA	288,733	473,796
	U.S. Companies
5,000	Atlas Energy Inc., Escrow† (b)	0	500

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Utilities (Continued)
	U.S. Companies (Continued)
40,000	El Paso Corp.	$340,725	$808,000
1,000	Energen Corp.	30,935	56,500
18,000	National Fuel Gas Co.	488,706	1,310,400
2,000	ONEOK Inc.	51,437	148,020
29,000	Southern Union Co.	653,903	1,164,350
30,000	Spectra Energy Corp.	634,201	822,300

		2,488,640	4,783,866

	Energy and Utilities: Natural Gas Utilities — 4.3%
	Non U.S. Companies
1,500	Enagas	37,053	36,348
1,890	GDF Suez	62,915	69,164
11,454	GDF Suez, ADR	362,710	420,935
6,867	GDF Suez, Strips	0	10
	U.S. Companies
11,500	Atmos Energy Corp.	283,395	382,375
3,750	Chesapeake Utilities Corp.	109,170	150,112
20,000	Nicor Inc.	667,385	1,094,800
5,000	Piedmont Natural Gas Co. Inc.	116,790	151,300
10,000	Southwest Gas Corp.	250,760	386,100
5,000	The Laclede Group Inc.	159,165	189,150

		2,049,343	2,880,294

	Energy and Utilities: Oil — 2.7%
	Non U.S. Companies
1,000	Niko Resources Ltd.	48,277	62,429
1,200	PetroChina Co. Ltd., ADR	94,462	175,236
10,000	Petroleo Brasileiro SA, ADR	283,195	338,600
9,000	Royal Dutch Shell plc, Cl. A, ADR	460,931	640,170

	U.S. Companies
2,000	Chevron Corp.	120,100	205,680
2,000	ConocoPhillips	74,050	150,380
2,000	Devon Energy Corp.	67,255	157,620
1,000	Exxon Mobil Corp.	45,500	81,380

		1,193,770	1,811,495

	Energy and Utilities: Services — 0.6%
	Non U.S. Companies
10,000	ABB Ltd., ADR†	123,092	259,500

	U.S. Companies
2,500	Halliburton Co.	60,195	127,500

		183,287	387,000

	Energy and Utilities: Water — 3.5%
	Non U.S. Companies
1,500	Consolidated Water Co. Ltd.	25,565	13,935
49,000	Severn Trent plc	860,939	1,157,623
37,090	United Utilities Group plc	366,828	356,572

Shares			Cost	Market Value

		U.S. Companies
8,666		Aqua America Inc.	$129,735	$190,479
5,400		California Water Service Group	76,295	101,034
4,000		Middlesex Water Co.	75,033	74,320
17,000		SJW Corp.	277,304	412,080

			1,811,699	2,306,043

		Diversified Industrial — 0.6%
		Non U.S. Companies
9,000		Bouygues SA	300,585	395,654

		Environmental Services — 0.5%
		Non U.S. Companies
500		Suez Environnement Co. SA	0	9,973
12,000		Veolia Environnement	367,020	338,467

			367,020	348,440

		Independent Power Producers and Energy Traders — 0.5%
		U.S. Companies
12,000		NRG Energy Inc.†	289,986	294,960

		TOTAL ENERGY AND UTILITIES	36,553,645	45,627,635

		COMMUNICATIONS — 22.4%
		Cable and Satellite — 6.5%
		Non U.S. Companies
10,000		British Sky Broadcasting Group plc	112,292	135,860
10,000		Cogeco Inc.	195,068	446,990
2,500		Rogers Communications Inc., Cl. B	25,532	98,800
5,400		Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	53,052	25,067
		U.S. Companies
14,000		Cablevision Systems Corp., Cl. A	324,079	506,940
10,000		Comcast Corp., Cl. A, Special	221,187	242,300
26,000		DIRECTV, Cl. A†	594,116	1,321,320
33,000		DISH Network Corp., Cl. A†	634,846	1,012,110
6,000		EchoStar Corp., Cl. A†	150,819	218,580
4,000		Liberty Global Inc., Cl. A†	75,730	180,160
4,000		Liberty Global Inc., Cl. C†	72,761	170,800

			2,459,482	4,358,927

		Telecommunications — 13.2%
		Non U.S. Companies
25,000		BCE Inc.	513,555	982,250
4,000		Belgacom SA	127,825	142,666
2,102	(a)	Bell Aliant Inc. (b)(c)	51,669	62,595
25,000		BT Group plc, ADR	831,558	817,500

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
	Non U.S. Companies (Continued)
38,000	Deutsche Telekom AG, ADR	$632,643	$593,940
3,500	France Telecom SA, ADR	85,448	74,515
15,000	Koninklijke KPN NV, ADR	114,993	219,600
8,000	Manitoba Telecom Services Inc.	249,141	270,994
29,651	Orascom Telecom Holding SAE, GDR† (d)	155,291	102,652
45,000	Portugal Telecom SGPS SA	508,921	446,163
1,300	Swisscom AG	416,138	596,075
20,000	Telecom Italia SpA	45,015	27,829
9,300	Telecomunicacoes de Sao Paulo SA, Preference, ADR	161,522	276,210
48,000	Telefonica SA, ADR	703,297	1,175,520
11,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	100,025	181,500
17,000	Telekom Austria AG	246,989	216,943
16,000	VimpelCom Ltd., ADR	146,091	204,160
	U.S. Companies
28,000	AT&T Inc.	777,324	879,480
70,000	Sprint Nextel Corp.†	239,721	377,300
10,000	Telephone & Data Systems Inc.	342,725	310,800
22,000	Verizon Communications Inc.	760,341	819,060

		7,210,232	8,777,752

	Wireless Communications — 2.7%
	Non U.S. Companies — 2.7%
2,000	America Movil SAB de CV, Cl. L, ADR	95,286	107,760
12,000	Millicom International Cellular SA, SDR	767,764	1,252,134
4,000	Mobile TeleSystems OJSC, ADR	54,874	76,080
10,000	Turkcell Iletisim Hizmetleri A/S, ADR†	146,511	135,500
8,000	Vodafone Group plc, ADR	208,589	213,760

		1,273,024	1,785,234

	TOTAL COMMUNICATIONS	10,942,738	14,921,913

	OTHER — 7.2%
	Aerospace — 1.4%
	Non U.S. Companies
90,000	Rolls-Royce Holdings plc†	628,651	931,677
8,640,000	Rolls-Royce Holdings plc Cl. C†	14,176	13,867

		642,827	945,544

Shares		Cost	Market Value

	Building and Construction — 0.1%
	Non U.S. Companies
400	Acciona SA	$42,173	$42,455

	Business Services — 0.1%
	Non U.S. Companies
4,000	Sistema JSFC, GDR (d)	100,137	102,800

	Entertainment — 1.6%
	Non U.S. Companies
38,000	Vivendi	1,063,908	1,056,658

	Machinery — 0.8%
	U.S. Companies
6,000	Bucyrus International Inc.	546,506	549,960

	Metals and Mining — 0.4%
	Non U.S. Companies
6,400	Compania de Minas Buenaventura SA, ADR	66,939	243,072

	Real Estate — 0.3%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	149,494	199,020

	Specialty Chemicals — 2.3%
	Non U.S. Companies
4,000	Rhodia SA	179,098	181,444

	U.S. Companies
10,000	The Lubrizol Corp.	1,338,059	1,342,700

		1,517,157	1,524,144

	Transportation — 0.2%
	U.S. Companies
3,500	GATX Corp.	91,876	129,920

	TOTAL OTHER	4,221,017	4,793,573

	TOTAL COMMON STOCKS	51,717,400	65,343,121

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
2,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B†	57,376	83,320

	OTHER — 0.1%
	Transportation — 0.1%
	U.S. Companies
200	GATX Corp., $2.50 Cv. Pfd., Ser. A (b)	26,010	37,120

	TOTAL CONVERTIBLE PREFERRED STOCKS	83,386	120,440

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Shares			Cost	Market Value

		WARRANTS — 0.1%
		COMMUNICATIONS — 0.1%
		Wireless Communications — 0.1%
		Non U.S. Companies
4,000		Bharti Airtel Ltd., expire 09/19/13† (c)	$26,369	$35,339
2,000		Bharti Airtel Ltd., expire 09/29/14† (c)	14,981	17,670

		TOTAL WARRANTS	41,350	53,009

Principal Amount

		U.S. GOVERNMENT OBLIGATIONS — 1.4%
$907,000		U.S. Treasury Bills, 0.050% to 0.150%††, 07/21/11 to 10/27/11	906,857	906,949

TOTAL INVESTMENTS — 100.0%			$52,748,993	66,423,519

Notional Amount			Termination Date	Unrealized Appreciation/ Depreciation

		EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS
7,814
(4,800,000 Shares	)	Rolls-Royce Holdings plc, Cl. C	07/11/11	(128)
488,620
(50,000 Shares	)	Rolls Royce Holdings plc	06/27/12	28,919

		TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS		28,791

				Market Value
Other Assets and Liabilities (Net)				139,694

NET ASSETS — COMMON SHARES (3,073,974 common shares outstanding)				$66,592,004

NET ASSET VALUE PER COMMON SHARE ($66,592,004 ÷ 3,073,974 shares outstanding)				$21.66

(a)	Denoted in units.
(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of the fair valued securities amounted to $100,215 or 0.15% of total investments.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of Rule 144A securities amounted to $115,604 or 0.17% of total investments.
(d)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2011, the market value of Regulation S securities amounted to $205,452 or 0.31% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/11 Carrying Value Per Unit
29,651	Orascom Telecom Holding SAE, GDR	12/01/08	$155,291	$3.4620
4,000	Sistema JSFC, GDR	09/05/06	100,137	25.7000

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt
Strips	Regular income payment portion of the security traded separately from the principal portion of the security.

Geographic Diversification	% of Market Value	Market Value
North America	67.1%	$44,597,994
Europe	25.8	17,110,698
Japan	2.8	1,884,355
Latin America	2.8	1,830,977
Asia/Pacific	1.3	896,843
Africa/Middle East	0.2	102,652

Total Investments	100.0%	$66,423,519

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $52,748,993)	$66,423,519
Foreign currency, at value (cost $13,214)	13,518
Dividends receivable	267,341
Unrealized appreciation on swap contracts	28,919
Prepaid expense	1,144

Total Assets	66,734,441

Liabilities:
Payable to custodian	9,283
Payable for investment advisory fees	37,440
Payable for payroll expenses	15,212
Payable for accounting fees	7,500
Payable for legal and audit fees	33,306
Payable for shareholder communications expenses	21,412
Unrealized depreciation on swap contracts	128
Other accrued expenses	18,156

Total Liabilities	142,437

Net Assets (applicable to 3,073,974 shares outstanding)	$66,592,004

Net Assets Consist of:
Paid-in capital	$52,934,524
Undistributed net investment income	41,589
Accumulated distributions in excess of net realized gain on investments, swap contracts, and foreign currency transactions	(94,270)
Net unrealized appreciation on investments	13,674,526
Net unrealized appreciation on swap contracts	28,791
Net unrealized appreciation on foreign currency translations	6,844

Net Assets	$66,592,004

Net Asset Value per Common Share: ($66,592,004 ÷ 3,073,974 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$21.66

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $85,442)	$1,444,214
Interest	964

Total Investment Income	1,445,178

Expenses:
Investment advisory fees	253,639
Shareholder communications expenses	36,796
Trustees’ fees	29,974
Payroll expenses	26,951
Legal and audit fees	23,382
Accounting fees	22,500
Custodian fees	16,376
Shareholder services fees	7,192
Interest expense	103
Miscellaneous expenses	12,138

Total Expenses	429,051

Net Investment Income	1,016,127

Net Realized and Change in Unrealized Gain on Investments, Swap Contracts, and Foreign Currency:
Net realized gain on investments	596,130
Net realized gain on swap contracts	11,707
Net realized gain on foreign currency transactions	4,153

Net realized gain on investments, swap contracts, and foreign currency transactions	611,990

Net change in unrealized appreciation on investments	3,793,371
Net change in unrealized appreciation on swap contracts	30,101
Net change in unrealized appreciation on foreign currency translations	3,812

Net change in unrealized appreciation on investments, swap contracts, and foreign currency translations	3,827,284

Net Realized and Unrealized Gain on Investments, Swap Contracts, and Foreign Currency	4,439,274

Net Increase in Net Assets Resulting from Operations	$5,455,401

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
Operations:
Net investment income	$1,016,127		$1,476,227
Net realized gain on investments, swap contracts, and foreign currency transactions	611,990		523,209
Net change in unrealized appreciation on investments, swap contracts, and foreign currency translations	3,827,284		3,579,532

Net Increase in Net Assets Resulting from Operations	5,455,401		5,578,968

Distributions to Common Shareholders:
Net investment income	(959,080	)*	(2,055,991)
Net realized long-term gain	(645,534	)*	(60,058)
Return of capital	(239,770	)*	(1,561,292)

Total Distributions to Common Shareholders	(1,844,384)		(3,677,341)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	—		385,566

Net Increase in Net Assets from Fund Share Transactions	—		385,566

Net Increase in Net Assets	3,611,017		2,287,193
Net Assets Attributable to Common Shareholders:
Beginning of period	62,980,987		60,693,794

End of period (including undistributed net investment income of $41,589 and $0, respectively)	$66,592,004		$62,980,987

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,

			2010	2009	2008	2007	2006
Operating Performance:
Net asset value, beginning of period	$20.49		$19.87	$18.50	$25.50	$24.52	$20.45

Net investment income	0.33		0.48	0.48	0.47	0.45	0.64
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	1.44		1.34	2.09	(6.27)	2.06	4.63

Total from investment operations	1.77		1.82	2.57	(5.80)	2.51	5.27

Distributions to Common Shareholders:
Net investment income	(0.31	)*	(0.67)	(0.52)	(0.55)	(0.30)	(0.65)
Net realized gain	(0.21	)*	(0.02)	—	(0.48)	(1.23)	(0.55)
Return of capital	(0.08	)*	(0.51)	(0.68)	(0.17)	—	—

Total distributions to common shareholders	(0.60)		(1.20)	(1.20)	(1.20)	(1.53)	(1.20)

Capital Share Transactions:
Contribution from Adviser	—		—	—	0.00 (b)	—	—

Total capital share transactions	—		—	—	0.00 (b)	—	—

Net Asset Value, End of Period	$21.66		$20.49	$19.87	$18.50	$25.50	$24.52

NAV total return †	8.76%		9.60%	14.92%	(23.30)%	10.46%	26.66%

Market value, end of period	$20.89		$20.31	$19.42	$15.90	$23.05	$22.17

Investment total return ††	5.92%		11.24%	31.31%	(26.43)%	11.29%	32.83%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$66,592		$62,981	$60,694	$56,422	$77,778	$74,807
Ratio of net investment income to average net assets	3.15	%(a)	2.46%	2.70%	2.15%	1.82%	2.92%
Ratio of operating expenses to average net assets	1.33	%(a)	1.65%	1.61%	1.54%	1.55%	1.66%
Portfolio turnover rate †††	4.2%		7.8%	9.5%	24.3%	16.7%	21.8%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007 and 2006, would have been 35.0% and 22.2%, respectively.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Annualized.
(b)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Organization.  The Gabelli Global Utility & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to periodically pay dividends.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Natural Gas Integrated
U.S. Companies	$4,309,570	—	$500	$4,310,070
OTHER
Aerospace
Non U.S. Companies	931,677	$13,867	—	945,544
Other Industries(a)	60,087,507	—	—	60,087,507
Total Common Stocks	65,328,754	13,867	500	65,343,121
Convertible Preferred Stocks:
COMMUNICATIONS
Telecommunications
U.S. Companies	83,320	—	—	83,320
OTHER
Transportation
U.S. Companies	—	37,120	—	37,120
Total Convertible Preferred Stocks	83,320	37,120	—	120,440
Warrants (a)	—	53,009	—	53,009
U.S. Government Obligations	—	906,949	—	906,949
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$65,412,074	$1,010,945	$500	$66,423,519
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$28,919	$—	$28,919
LIABILITIES (Unrealized Depreciation): *
EQUITY CONTRACT
Contract for Difference Swap Agreement	—	(128)	—	(128)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$28,791	$—	$28,791

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3 ††	Transfers out of Level 3 ††	Balance as of 6/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 6/30/11†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy & Utilities: Natural Gas Integrated U.S. Companies	$—	$—	$—	$500	$0	$—	$—	$—	$500	$500
TOTAL INVESTMENTS IN SECURITIES	$—	$—	$—	$500	$0	$—	$—	$—	$500	$500

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2010.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under U.S. GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements.

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2011 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount		Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Appreciation/ Depreciation
		Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$7,814	(4,800,000 Shares)	Rolls-Royce Holdings plc, Cl. C	Rolls-Royce Holdings plc, Cl. C	7/11/11	$(128)
488,620	(50,000 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	6/27/12	28,919

					$28,791

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2011 had an average monthly notional amount of approximately $505,928.

As of June 30, 2011, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts and Liabilities, Unrealized depreciation on swap contracts. For the six months ended June 30, 2011, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Change in Unrealized Gain on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized appreciation on swap contracts.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2011, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2011, the Fund held no investments in forward foreign exchange contracts.

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2011, the Fund held no investments in repurchase agreements.

Securities Sold Short.  The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2011, there were no short sales outstanding.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2011.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary income	$2,055,991
Net long-term capital gains	60,058
Return of capital	1,561,292

Total distributions paid	$3,677,341

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2010, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments, swap contracts, and foreign currency translations	$9,805,771
Other temporary differences*	922

Total	$9,806,693

*	Other temporary differences are primarily due to mark-to-market and accrual adjustments on investments in swap contracts.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$52,811,274	$15,251,397	$(1,639,152)	$13,612,245

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Agreements and Transactions with Affiliates.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.70% (prior to May 28, 2011, the Advisory fees was 0.80%) of the value of the Fund’s average weekly total assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2011, the Fund paid brokerage commissions on security trades of $3,116 to Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2011 the Fund paid or accrued $26,951 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $2,713,316 and $2,833,773, respectively.

5.  Capital.  The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2011 and the year ended December 31, 2010, the Fund did not repurchase any common shares of beneficial interest in the open market.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

There were no transactions of beneficial interest for the six months ended June 30, 2011.

Transactions in shares of beneficial interest were as follows for the year ended December 31, 2010:

	Shares	Amount
Net increase from shares issued upon reinvestment of distributions	19,728	$385,566

A shelf registration authorizing the offering of preferred shares was declared effective by the SEC on March 19, 2008. Offering costs of $103,678 relating to the shelf registration were written off in 2010.

6.  Industry Concentration.  Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

9.  Subsequent Events.  Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on May 25, 2011, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services.  The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance.  The Independent Board Members reviewed the performance of the Fund since inception against a peer group of equity closed-end funds selected by Lipper. The Independent Board Members noted that the Fund’s performance for the one year period was in the bottom quartile and for the three and five year periods was in the top quartile. The Independent Board Members also reviewed performance of the Fund in relation to the S&P 500 Utilities Index and the Lipper Utility Fund Average. In each of the one, three, and five year periods, the Fund’s performance was above average.

Profitability.  The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found the profitability to be below normal. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale.  The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale.  The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale.

Service and Cost Comparisons.  The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within the group. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

Board Consideration and Re-Approval of Investment Advisory Agreement (Continued) (Unaudited)

Conclusions.  The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Global Utility & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Global Utility & Income Trust

c/o Computershare

P.O. Box 43010

Providence, RI 02940-3010

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Utility & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us.  This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TRUSTEES AND OFFICERS

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center, Rye, NY 10580-1422

Trustees

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Michael J. Melarkey

Attorney-at-Law,

Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello

Certified Public Accountant,

Salibello & Broder LLP

Salvatore J. Zizza

Chairman, Zizza & Co., Ltd.

Officers

Bruce N. Alpert

President

Peter D. Goldstein

Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

David I. Schachter

Vice President

Adam E. Tokar

Vice President & Ombudsman

Investment Adviser

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

Custodian

State Street Bank and Trust Company

Counsel

Skadden, Arps, Slate, Meagher & Flom, LLP

Transfer Agent and Registrar

Computershare Trust Company, N.A.

Stock Exchange Listing

Common
NYSE Amex–Symbol:	GLU
Shares Outstanding:	3,073,974

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs

Month #1 01/01/11 through 01/31/11	Common – N/A Preferred – N/A	Common –N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,073,974 Preferred – N/A

Month #2 02/01/11 through 02/28/11	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,073,974 Preferred – N/A

Month #3 03/01/11 through 03/31/11	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,073,974 Preferred – N/A

Month #4 04/01/11 through 04/30/11	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,073,974 Preferred – N/A

Month #5 05/01/11 through 05/31/11	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,073,974 Preferred – N/A

Month #6 06/01/11 through 06/30/11	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 3,073,974 Preferred – N/A

Total	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 9/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 9/8/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/8/11

*	Print the name and title of each signing officer under his or her signature.